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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter ended:  December 31, 1999

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement.
                                   [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Massachusetts Fiduciary Advisors, Inc.
Address:  One Liberty Square, Boston, MA, 02109

13F File Number:  28-3056

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:  Richard F. Cook, Jr.
Title:  Senior Vice President
Phone:  617-350-0202
Signature, Place, and Date of Signing:

Richard F. Cook, Jr.          Boston, Massachusetts          February 10, 2000

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          24

Form 13F Information Table Value Total:  88,030,553

List of Other Included Managers:

NONE

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
                                      MASSACHUSETTS FIDUCIARY ADVISORS, INC. FORM 13F - PAGE 1

                                                          ITEM 4                         ITEM 6                      ITEM 8
                                                           FAIR                INVESTMENT DISCRETION            VOTING AUTHORITY
                                ITEM 2                    MARKET     ITEM 5                       (C)  ITEM         (SHARES)
ITEM 1                         TITLE OF       ITEM 3      VALUE      SHARES/    (A)      (B)    SHARED   7
NAME OF ISSUER                  CLASS         CUSIP      (X1000)     PRN AMT    SOLE    SHARED  (OTHER) MGRS   SOLE    SHARED  NONE
------------------------------ --------     ---------  -----------   -------    ------ -------- ------- ----  -------  ------ ------
ALFA CORP                        COM        015385107   1,141,875       70,000    X                             X
AMERICAN GENERAL CORP            COM        026351106   4,552,500       60,000    X                             X
AON CORP                         COM        037389103   4,000,000      100,000    X                             X
BERKSHIRE HATHAWAY INC DEL       CLA        084670108   3,197,700           57    X                             X
BROWN & BROWN INC                COM        115236101   3,160,781       82,500    X                             X
CHUBB CORP                       COM        171232101   1,407,813       25,000    X                             X
CINCINNATI FINL CORP             COM        172062101   2,495,000       80,000    X                             X
ELDORADO BANCSHARES INC          COM        28467w106     322,500       30,000    X                             X
EQUIFAX INC                      COM        294429105     942,500       40,000    X                             X
GALLAGHER ARTHUR J & CO          COM        363576109   3,237,500       50,000    X                             X
HCC INS HLDGS INC                COM        404132102   1,318,750      100,000    X                             X
HORACE MANN EDUCATORS CORP       COM        440327104   2,551,250      130,000    X                             X
LIGHTBRIDGE INC                  COM        532226107     206,321        7,435    X                             X
MARKEL CORP                      COM        570535104   3,627,000       23,400    X                             X
MARSH & MCLENNAN COS INC         COM        571748102   5,741,250       60,000    X                             X
MBIA INC                         COM        55262C100   3,696,875       70,000    X                             X
MERCURY GENL CORP                COM        589400100   3,560,000      160,000    X                             X
PENN-AMER GROUP INC              COM        707247102     775,000      100,000    X                             X
PROGRESSIVE CORP OHIO            COM        743315103   5,118,750       70,000    X                             X
SAFECO CORP                      COM        786429100   1,741,250       70,000    X                             X
ST PAUL COS INC                  COM        792860108   5,053,125      150,000    X                             X
TERRA NOVA BERMUDA HLDGS LTD     CLA        G87615103  22,500,000      750,000    X                             X
TRENWICK GROUP INC               COM        895290104   1,270,313       75,000    X                             X
UNUMPROVIDENT CORP               COM        91529Y106   6,412,500      200,000    X                             X

                                                       ----------
                                    PAGE TOTAL         88,030,553
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